14. Financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Non-current trade and other receivables	$ 29,400,051	$ 33,012,927
Current trade and other receivables	18,735,089	21,293,677
Trade Receivables-CAMMESA
Disclosure of financial assets [line items]
Non-current trade and other receivables	29,218,290	33,012,869
Current trade and other receivables	14,022,779	18,784,168
Guarantee Deposits
Disclosure of financial assets [line items]
Non-current trade and other receivables	43	58
Trade Receivables-YPF SA and Energia Electrica SA
Disclosure of financial assets [line items]
Current trade and other receivables	264,649	430,468
Trade Receivables-Large users
Disclosure of financial assets [line items]
Current trade and other receivables	1,172,671	543,647
Receivables from Associates and Other Related Parties
Disclosure of financial assets [line items]
Current trade and other receivables	48	1,111
Other Receivables
Disclosure of financial assets [line items]
Current trade and other receivables	3,288,809	1,551,366
Receivables from Shareholders
Disclosure of financial assets [line items]
Non-current trade and other receivables	181,718	0
Subtotal
Disclosure of financial assets [line items]
Current trade and other receivables	18,748,956	21,310,760
Allowance for Doubtful Accounts
Disclosure of financial assets [line items]
Current trade and other receivables	$ (13,867)	$ (17,083)